Summary Of Significant Accounting And Reporting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting And Reporting Policies [Abstract]
Summary Of Significant Accounting And Reporting Policies
Note One
Summary of Significant Accounting and Reporting Policies

Summary of Significant Accounting and Reporting Policies: The accounting and reporting policies of City Holding Company and its subsidiaries (the "Company") conform with U. S. generally accepted accounting principles and require management to make estimates and develop assumptions that affect the amounts reported in the financial statements and related footnotes. Actual results could differ from management's estimates. The following is a summary of the more significant policies.

Principles of Consolidation: The consolidated financial statements include the accounts of City Holding Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity in conformity with U. S. generally accepted accounting principles. Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make decisions about the entity's activities. The Company consolidates voting interest entities in which it has all, or at least a majority of, the voting interest. As defined in applicable accounting standards, variable interest entities (VIEs) are entities that lack one or more of the characteristics of a voting interest entity. A controlling financial interest in an entity is present when an enterprise has a variable interest, or a combination of variable interests, that will absorb a majority of the entity's expected losses, receive a majority of the entity's expected residual returns, or both. The enterprise with a controlling financial interest, known as the primary beneficiary, consolidates the VIE. The Company's wholly owned subsidiary, City Holding Capital Trust III, is a VIE for which the Company is not the primary beneficiary. Accordingly, the accounts of this entity are not included in the Company's consolidated financial statements.

Certain amounts in the financial statements have been reclassified. Such reclassifications had no impact on shareholders' equity or net income for any period.

Description of Principal Markets and Services: The Company is a bank holding company headquartered in Charleston, West Virginia, and conducts its principal activities through its wholly-owned subsidiary, City National Bank of West Virginia ("City National"). City National is a retail and consumer-oriented community bank with 68 offices in West Virginia, Kentucky, and Ohio. Principal activities include providing deposit, credit, trust and investment management, and insurance related products and services. The Company conducts its business activities through one reportable business segment - community banking.

Cash and Due from Banks: The Company considers cash, due from banks, and interest-bearing federal deposits in depository institutions as cash and cash equivalents.

Securities: Management determines the appropriate classification of securities at the time of purchase. If management has the intent and the Company has the ability at the time of purchase to hold debt securities to maturity, they are classified as investment securities held-to-maturity and are stated at amortized cost, adjusted for amortization of premiums and accretion of discounts. Debt securities for which the Company may not hold to maturity are classified as investment securities available-for-sale along with the Company's investment in equity securities. Securities available-for-sale are carried at fair value, with the unrealized gains and losses, net of tax, reported in comprehensive income. Securities classified as available-for-sale include securities that management intends to use as part of its asset/liability management strategy and that may be sold in response to changes in interest rates, resultant prepayment risk, and other factors.

The Company utilizes a third party pricing service provider to value its investment portfolio.  Annually, the Company obtains an independent auditor's report from its third party pricing service provider regarding its controls over valuation of investment securities.  Although no control deficiencies were noted, the report did contain caveats and disclaimers regarding the pricing information, such as the Company should review market values for reasonableness.  On a quarterly basis, the Company selects a sample of its debt securities and reprices those securities with a third party that is independent of the primary pricing service provider to verify the reasonableness of the fair values.

On a quarterly basis, the Company performs a review of investment securities to determine if any unrealized losses are other than temporarily impaired.  Management considers the following, among other things, in its determination of the nature of the unrealized losses, (i) the length of time and the extent to which the fair value has been less than cost; (ii) the financial condition, capital strength, and near–term (12 months) prospects of the issuer, including any specific events which may influence the operations of the issuer such as changes in technology that may impair the earnings potential of the investment or the discontinuance of a segment of the business that may affect the future earnings potential; (iii) the historical volatility in the market value of the investment and/or the liquidity or illiquidity of the investment; (iv) adverse conditions specifically related to the security, an industry, or a geographic area; or (v) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.  The Company continues to actively monitor the market value of these investments along with the financial strength of the issuers behind these securities, as well as its entire investment portfolio.  Based on the market information available, the Company believes that the recent declines in market value are temporary and that the Company does not have the intent to sell any of the securities classified as available for sale and believes it is more likely than not that the Company will not have to sell any such securities before recovery of costs.  The Company cannot guarantee that such securities will recover and if additional information becomes available in the future to suggest that the losses are other than temporary, the Company may need to record impairment charges in future.

The specific identification method is used to determine the cost basis of securities sold.

Certain investment securities that do not have readily determinable fair values and for which the Company does not exercise significant influence are carried at cost and classified as other investment securities on the Consolidated Balance Sheets.  These cost-method investments are reviewed for impairment at least annually or sooner if events or changes in circumstances indicate the carrying value may not be recoverable.

Loans: Loans, excluding previously securitized loans, which are discussed separately below, are reported at the principal amount outstanding, net of unearned income.  Portfolio loans include those for which management has the intent and City has the ability to hold for the foreseeable future, or until maturity or payoff.  The foreseeable future is based upon management's judgment of current business strategies and market conditions, the type of loan, asset/ liability management, and liquidity.

Interest income on loans is accrued and credited to operations based upon the principal amount outstanding, using methods that generally result in level rates of return. Loan origination fees, and certain direct costs, are deferred and amortized as an adjustment to the yield over the term of the loan. The accrual of interest income generally is discontinued when a loan becomes 90 days past due as to principal or interest for all loan types.  However, any loan may be placed on non-accrual if the Company receives information that indicates a borrower is unable to meet the contractual terms of their respective loan agreement. Other indicators considered for placing a loan on non-accrual status include the borrower's involvement in bankruptcies, foreclosures, repossessions, litigation and any other situation resulting in doubt as to whether full collection of contractual principal and interest is attainable. When interest accruals are discontinued, unpaid interest recognized in income in the current year is reversed, and interest accrued in prior years is charged to the allowance for loan losses. Management may elect to continue the accrual of interest when the estimated net realizable value of collateral exceeds the principal balance and related accrued interest, and the loan is in process of collection.

Generally for all loan classes, interest income during the period the loan is non-performing is recorded on a cash basis after recovery of principal is reasonably assured. Cash payments received on nonperforming loans are typically applied directly against the outstanding principal balance until the loan is fully repaid. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time, and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Generally, all loan types are considered past due when the contractual terms of a loan are not met and the borrower is 30 days or more past due on a payment.  Furthermore, residential and home equity loans are generally subject to charge-off when the loan becomes 120 days past due, depending on the estimated fair value of the collateral less cost to dispose, versus the outstanding loan balance. Unsecured commercial loans are generally charged off when the loan becomes 120 days past due. Secured commercial loans are generally evaluated for charge-off when the loan becomes 180 days past due. Closed-end consumer loans are generally charged off when the loan becomes 120 days past due and open-end consumer loans are generally charged off when the loan becomes 180 days past due.

Previously Securitized Loans: Amounts reported as previously securitized loans represent the carrying value of loans beneficially owned by the Company as a result of exercising its early redemption option during 2003 and 2004 to fully redeem the obligations owed to investors ("notes") in certain of the Company's securitization transactions. The loans were recorded at the lower of fair value or their carrying values, which was the carrying value of the related retained interest asset underlying the securitization plus amounts remitted by the Company to the noteholders to redeem the notes. Because the carrying value of the retained interests incorporated assumptions with regard to expected prepayment and default rates on the loans and also considered the expected timing and amount of cash flows to be received by the Company, the carrying value of the retained interests and the carrying value of the loans was less than the actual outstanding balance of the loans.

The Company is accounting for the difference between the carrying value and the expected cash flows from these loans as an adjustment of the yield on the loans over their remaining lives. The discount is accreted to income over the period during which payments are probable of collection and are reasonably estimable.  For loan pools where the discount is fully accreted, the cash receipts related to these loans are recognized in interest income as received.

Allowance for Loan Losses: The allowance for loan losses is maintained at a level that represents management's best estimate of probable losses in the loan portfolio. Management's determination of the adequacy of the allowance for loan losses is based upon an evaluation of individual credits in the loan portfolio, historical loan loss experience, current economic conditions, and other relevant factors. This determination is inherently subjective, as it requires material estimates including the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change. These evaluations are conducted at least quarterly and more frequently if deemed necessary.  The allowance for loan losses related to loans considered to be impaired is generally evaluated based on the discounted cash flows using the impaired loan's initial effective interest rate or the fair value of the collateral for certain collateral dependent loans. Loan losses are charged against the allowance and recoveries of amounts previously charged are credited to the allowance. A provision for loan losses is charged to operations based on management's periodic evaluation of the adequacy of the allowance after considering factors noted above, among others.

In evaluating the adequacy of its allowance for loan losses, the Company stratifies the loan portfolio into six major groupings, including commercial real estate, commercial and industrial, residential real estate, home equity, and others. Historical loss experience, as adjusted, is applied to the then outstanding balance of loans in each classification to estimate probable losses inherent in each segment of the portfolio. Historical loss experience is adjusted using a systematic weighted probability of potential risk factors that could result in actual losses deviating from prior loss experience. Risk factors considered by the Company in completing this analysis include: (1) unemployment and economic trends in the Company's markets, (2) concentrations of credit, if any, among any industries, (3) trends in loan growth, loan mix, delinquencies, losses or credit impairment, (4) adherence to lending policies and others. Each risk factor is designated as low, moderate/increasing, or high based on the Company's assessment of the risk to loss associated with each factor. Each risk factor is then weighted to consider probability of occurrence.

Additionally, all commercial loans within the portfolio are subject to internal risk grading. Risk grades are generally assigned by the primary lending officer and are periodically evaluated by the Company's internal loan review process. Based on an individual loan's risk grade, estimated loss percentages are applied to the outstanding balance of the loan to determine the amount of probable loss.

Premises and Equipment: Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed primarily by the straight-line method over the estimated useful lives of the assets. Depreciation of leasehold improvements is computed using the straight-line method over the lesser of the term of the respective lease or the estimated useful life of the respective asset. Maintenance and repairs are charged to expense as incurred, while improvements that extend the useful life of premises and equipment are capitalized and depreciated over the estimated remaining life of the asset.

Other Real Estate Owned:  Other real estate owned ("OREO") is comprised principally of commercial and residential real estate properties obtained in partial or total satisfaction of loan obligations.  OREO acquired in settlement of indebtedness is included in Other Assets initially at the lower of estimated fair value of the asset, less estimated selling costs or the carrying amount of the loan.  Changes to the value subsequent to transfer are recorded in noninterest expense, along with direct operating expenses.  Gains or losses not previously recognized from sales of OREO are recognized in noninterest expense on the date of the sale.  As of December 31, 2011 and 2010, the amount of OREO included in Other Assets was $7.9 million and $9.3 million, respectively.

Goodwill and Other Intangible Assets: Goodwill is the excess of the cost of an acquisition over the fair value of tangible and intangible assets acquired.  Goodwill is not amortized.  Intangible assets represent purchased assets that also lack physical substance, but can be separately distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset or liability.  Intangible assets with determinable useful lives, such as core deposits, are amortized over their estimated useful lives.

The Company performs an annual review for impairment in the recorded value of goodwill and indefinite lived intangible assets. Goodwill is tested for impairment between the annual tests if an event occurs or circumstances change that more than likely reduce the fair value of a reporting unit below its carrying value. An indefinite-lived intangible asset is tested for impairment between the annual tests if an event occurs or circumstances change indicating that the asset might be impaired.

Securities Sold Under Agreements to Repurchase:  Securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were sold plus accrued interest.  Securities sold primarily consists of U.S. government, federal agency, and municipal securities pledged as collateral under these financing arrangements and cannot be repledged or sold, unless replaced by the secured party.

Insurance Commissions:  Commission revenue is recognized as of the effective date of the insurance policy or the date the customer is billed, whichever is later.  The Company also receives contingent commissions from insurance companies as additional incentive for achieving specified premium volume goals and/or the loss experience of the insurance placed by the Company.  The Company maintains a reserve for commission adjustments based on estimated policy cancellations.  This reserve was not significant at December 31, 2011 or 2010.

Derivative Financial Instruments: The Company enters into derivative transactions principally to protect against the risk of adverse price or interest rate movements on the value of certain assets and liabilities and on future cash flows.  All derivative instruments are carried at fair value on the balance sheet. The change in the fair value of the hedged item related to the risk being hedged is recognized in earnings in the same period and in the same income statement caption as the change in the fair value of the derivative.  The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking each hedge transaction.

Derivative instruments designated in a hedge relationship to mitigate exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. The Company has no fair value hedges as of December 31, 2011 and 2010.  Derivative instruments designated in a hedge relationship to mitigate exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

Cash flow hedges are accounted for by recording the fair value of the derivative instrument on the balance sheet as either a freestanding asset or liability, with a corresponding offset recorded in other comprehensive income within shareholders' equity, net of income taxes. Amounts are reclassified from other comprehensive income to the income statement in the period or periods the hedged forecasted transaction affects earnings.

For the Company's cash flow hedges, derivative gains and losses not effective in hedging the change in fair value or expected cash flows of the hedged item are recognized immediately in the income statement. At the hedge's inception and at least quarterly thereafter, a formal assessment is performed to determine whether changes in the fair values or cash flows of the derivative instruments have been highly effective in offsetting changes in the fair values or cash flows of the hedged items and whether they are expected to be highly effective in the future. If it is determined a derivative instrument has not been or will not continue to be highly effective as a hedge, hedge accounting is discontinued.  The Company has no cash flow hedges at December 31, 2011 and 2010.

For derivatives that are not designated in a hedge relationship, changes in the fair value of the derivatives are recognized in earnings in the same period as the change in fair value.

Trust Assets:  Assets held in a fiduciary or agency capacity for customers are not included in the accompanying financial statements since such items are not assets of the Company.

Income Taxes: The consolidated provision for income taxes is based upon reported income and expense. Deferred income taxes are provided for temporary differences between financial reporting and tax bases of assets and liabilities, computed using enacted tax rates. The Company files a consolidated income tax return. The respective subsidiaries generally provide for income taxes on a separate return basis and remit amounts determined to be currently payable to the Parent Company.

The Company and its subsidiaries are subject to examinations and challenges from federal and state taxing authorities regarding positions taken in returns.  Uncertain tax positions are initially recognized in the consolidated financial statements when it is more likely than not the position will be sustained upon examination.  These positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the taxing authority and assuming full knowledge of the position and all relevant facts by the taxing authority.

The Company invests in certain limited partnerships that operate qualified low-income housing tax credit developments.  These investments are considered variable interest entities for which the Company is not the primary beneficiary.  The tax credits are reflected in the Consolidated Statements of Income as a reduction in income tax expense.  The unamortized amount of the investments is recorded within Other Assets within the Consolidated Balance Sheets.  The Company's investments in affordable housing limited partnerships were $2.3 million and $2.7 million at December 31, 2011 and 2010, respectively.

Advertising Costs: Advertising costs are expensed as incurred.

Stock-Based Compensation: Compensation expense related to stock options and restricted stock awards issued to employees is based upon the fair value of the award at the date of grant.  The fair value of stock options is estimated utilizing a Black Scholes pricing model, while the fair value of restricted stock awards is based upon the stock price at the date of grant.  Compensation expense is recognized on a straight line basis over the vesting period for options and the respective period for stock awards.

Basic and Diluted Earnings per Common Share: Basic earnings per share is computed by dividing net income by the weighted-average number of shares of common stock outstanding, excluding participating securities. Diluted earnings per share is computed by dividing net income by the weighted-average number of shares outstanding, excluding participating securities, increased by the number of shares of common stock which would be issued assuming the exercise of stock options and other common stock equivalents. The incremental shares related to stock options were 75,000, 62,000, and 55,000 in 2011, 2010, and 2009, respectively.

Recent Accounting Pronouncements:  ASU No. 2010-06, "Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements" required new disclosures related to fair value measurements included 1) significant transfers in and out of Levels 1 and 2 of the fair value hierarchy and the reasons for the transfers, and 2) activity in Level 3 of the fair value hierarchy, including separate gross presentation of purchases, sales, issuances and settlements.  ASU 2010-06 also clarified that 1) disclosures should be presented for each class of assets and liabilities (rather than major category) and 2) disclosures should include the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring measurements included in Level 2 or Level 3 of the fair value hierarchy.  The disclosure for gross presentation of transactions in Level 3 became effective January 1, 2011.  The remaining disclosures became effective January 1, 2010.  These disclosures did not have a material impact on the Company's financial statements.  See Note Twenty.

ASU No. 2010-20, "Receivables (Topic 310) – Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses" requires entities to provide disclosures designed to facilitate financial statement users' evaluation of (i) the nature of credit risk inherent in the entity's portfolio of financing receivables, (ii) how that risk is analyzed and assessed in arriving at the allowance for credit losses and (iii) the changes and reasons for those changes in the allowance for credit losses.  Disclosures must be disaggregated by portfolio segment, the level at which an entity develops and documents a systematic method for determining its allowance for credit losses, and class of financing receivable, which is generally a disaggregation of portfolio segment.  The required disclosures include, among other things, a roll-forward of the allowance for credit losses as well as information about modified, impaired, non-accrual and past due loans and credit quality indicators.  ASU 2010-20 was effective for the Company's financial statements as of December 31, 2010, as it relates to disclosures required as of the end of a reporting period.  Disclosures that relate to activity during a reporting period became effective for the Company's financial statements beginning on January 1, 2011 and have been included herein in Note Six.

In April 2011, the FASB issued ASU No. 2011-02, "A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring."  The provisions of ASU No. 2011-02 provide additional guidance related to determining whether a creditor has granted a concession, include factors and examples for creditors to consider in evaluating whether a restructuring results in a delay in payment that is insignificant, prohibit creditors from using the borrower's effective rate test to evaluate whether a concession has been granted to the borrower, and add factors for creditors to use in determining whether a borrower is experiencing financial difficulties.  A provision in ASU No. 2011-02 also ends the FASB's deferral of the additional disclosures about troubled debt restructurings as required by ASU No. 2010-20.  The provisions of ASU No. 2011-02 became effective for the Company's reporting period ending September 30, 2011.  The adoption of ASU No. 2011-02 did not have a material impact on the Company's statements of income and condition.  See Note Six for further discussion.

In May 2011, the FASB issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs."  This ASU amends Topic 820, "Fair Value Measurements and Disclosures," to converge the fair value measurement guidance contained in U.S. generally accepted accounting principles and International Financial Reporting Standards ("IFRS").  The provisions of ASU No. 2011-04 clarify existing fair value measurements, amend certain principles set forth in Topic 820 and requires additional fair value disclosures.  ASU No. 2011-04 is effective for the Company's reporting period beginning on January 1, 2012.  The adoption of ASU No. 2011-04 is not expected to have a material impact on the Company's financial statements.

In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Topic 220) – Presentation of Comprehensive Income."  ASU 2011-05 amends Topic 220, "Comprehensive Income," to require that all non-owner changes in shareholders' equity be presented in either a single continuous statement of comprehensive income or in two separate, but consecutive statements, thus eliminating the option to present components of comprehensive income within the statement of changes in shareholders' equity.  ASU No. 2011-05 is effective for the Company's reporting period beginning on January 1, 2012; however, certain provisions related to the presentation of reclassification adjustments have been deferred by ASU 2011-12 "Comprehensive Income (Topic 220) – Deferral of the Effective Date for Amendments to the Presentation of Reclassification Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05," as further discussed below.  The adoption of ASU No. 2011-05 is not expected to have a material impact on the Company's financial statements.

In September 2011, the FASB issued ASU No. 2011-08, "Intangibles – Goodwill and Other (Topic 350) – Testing Goodwill for Impairment."  Under this ASU, an entity has the option to first assess the qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount.  If an entity determines, as a result of this qualitative assessment, that it is not more than likely that the fair value of the reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  ASU No. 2011-08 is effective for the Company's reporting period beginning on January 1, 2012.  The adoption of ASU No. 2011-08 is not expected to have a material impact on the Company's financial statements.

In September 2011, the FASB issued ASU No. 2011-09, "Compensation – Retirement Benefits – Multiemployer Plans (Subtopic 715-80)."  This ASU requires employers provide additional separate disclosures for multiemployer pension plans and multiemployer other postretirement benefit plans.  ASU No. 2011-09 is effective for the Company's reporting period ending on December 31, 2011.  The adoption of ASU No. 2011-09 did not have a material impact on the Company's financial statements.

In December 2011, the FASB issued ASU No. 2011-12, "Comprehensive Income (Topic 220) – Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05."  This ASU defers the changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments.  ASU No. 2011-05 allows entities to continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to ASU No. 2011-05.  All other requirements in ASU No. 2011-05 are not affected.  ASU No. 2011-12 is effective for the Company's reporting periods beginning on January 1, 2012 and is not expected to have a material impact on the Company's financial statements.

Statements of Cash Flows: Cash paid for interest, including interest paid on long-term debt and trust preferred securities, was $21.7 million, $28.5 million, and $37.5 million in 2011, 2010, and 2009, respectively. During 2011, 2010 and 2009, the Company paid $19.0 million, $15.0 million, and $23.5 million, respectively, for income taxes.